                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02932

                    Morgan Stanley High Yield Securities Inc.
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                 10036
(Address of principal executive offices)                            (Zip code)

                           Stefanie V. Chang Yu, Esq.
                                Managing Director
                     Morgan Stanley Investment Advisors Inc.
                                522 Fifth Avenue
                            New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397

Date of fiscal year end: 8/31

Date of reporting period: 7/1/09 - 5/31/10

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02932
Reporting Period: 07/01/2009 - 05/31/2010
Morgan Stanley High Yield Securities Inc









================== MORGAN STANLEY HIGH YIELD SECURITIES INC. ===================


ORBCOMM INC.

Ticker:       ORBC           Security ID:  68555P100
Meeting Date: APR 29, 2010   Meeting Type: Annual
Record Date:  MAR 15, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Didier Delepine          For       For          Management
1.2   Elect Director Hans E. W. Hoffmann      For       For          Management
1.3   Elect Director Gary H. Ritondaro        For       For          Management
2     Ratify Auditors                         For       For          Management

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Morgan Stanley High Yield Securities Inc.


By (Signature and Title)* /s/ Randy Takian
                          ------------------------------------------
                          Randy Takian
                          President and Principal Executive Officer

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.